DISCONTINUED OPERATIONS - Discontinued operations statements of cash flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DISCONTINUED OPERATIONS
Cash flows related to operating activities	$ (0.7)	$ 10.4	$ 9.5
Cash flows related to investing activities		(1.9)	(3.5)
Cash flows (used in) provided by discontinued operations	$ (0.7)	$ 8.5	$ 6.0